Consolidated Statement of Changes in Equity - AUD ($)	Issued capital [Member]	Reserves [Member]	AccumulatedLosses	Total
Balance as at beginning at Jun. 30, 2015	$ 40,335,347	$ 548,065	$ (36,072,810)	$ 4,810,602
Changes in equity [abstract]
Loss after income tax expense for the year			(7,068,767)	(7,068,767)
Other comprehensive income for the period		8,846		8,846
Total comprehensive loss for the period		8,846	(7,068,767)	(7,059,921)
Transactions with owners in their capacity as owners
Options/warrants issued/expensed		1,891,875		1,891,875
Lapse or exercise of share options		(320,220)	320,220
Shares issued, net of costs	1,586,629			1,586,629
Share to be issued	4,511,378			4,511,378
Treasury shares	(800,000)			(800,000)
Balance as at end at Jun. 30, 2016	45,633,354	2,128,566	(42,821,357)	4,940,563
Changes in equity [abstract]
Loss after income tax expense for the year			(6,804,154)	(6,804,154)
Other comprehensive income for the period		40,017		40,017
Total comprehensive loss for the period		40,017	(6,804,154)	(6,764,137)
Transactions with owners in their capacity as owners
Options/warrants issued/expensed		470,734		470,734
Lapse or exercise of share options	71,875	(168,900)	97,025
Shares issued, net of costs	7,927,766			7,927,766
Balance as at end at Jun. 30, 2017	53,632,995	2,470,417	(49,528,486)	6,574,926
Changes in equity [abstract]
Loss after income tax expense for the year			(3,010,929)	(3,010,929)
Other comprehensive income for the period		(79,599)		(79,599)
Total comprehensive loss for the period		(79,599)	(3,010,929)	(3,090,528)
Transactions with owners in their capacity as owners
Options/warrants issued/expensed		215,904		215,904
Shares issued, net of costs	4,739,048			4,739,048
Balance as at end at Jun. 30, 2018	$ 58,372,043	$ 2,606,722	$ (52,539,415)	$ 8,439,350